INCOME TAX EXPENSE (BENEFIT) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
(Loss) profit before tax	$ (8,939)	$ 104,124	$ 132,529
Income tax (benefit) expense calculated at corporate rate	(1,520)	17,701	22,530
Adjusted for:
Effect of income that is exempt from tax	(7,772)	(32,053)	(27,890)
Effect of expenses that are not deductible in determining taxable profit	9,506	15,025	6,204
Effect of different tax rates of subsidiaries operating in other jurisdictions	260	420	(878)
Overprovision of current tax in prior year	(97)	(463)	(132)
Withholding tax	306	127	48
Tax expense (income), continuing operations	$ 683	$ 757	$ (118)